Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

November 30, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.7%

Communication Services — 4.0%
T-Mobile US*	8,067	$1,213,680

Consumer Discretionary — 15.9%
Hilton Worldwide Holdings	7,208	1,207,484
Lennar, Cl B	10,479	1,202,361
NVR*	198	1,218,767
Starbucks	12,076	1,199,147
		4,827,759
Consumer Staples — 4.0%
Kimberly-Clark	9,901	1,225,051

Financials — 12.0%
Berkshire Hathaway, Cl B*	3,354	1,207,440
JPMorgan Chase	7,794	1,216,487
Mastercard, Cl A	2,932	1,213,350
		3,637,277
Health Care — 16.1%
Cencora, Cl A	6,026	1,225,508
Cooper	3,642	1,227,063
Merck	11,933	1,222,894
Zoetis, Cl A	6,829	1,206,479
		4,881,944
Industrials — 16.0%
AMETEK	7,886	1,224,144
Automatic Data Processing	5,254	1,208,000
FedEx	4,745	1,228,148
Verisk Analytics, Cl A	5,049	1,218,980
		4,879,272
Information Technology — 23.8%
CDW	5,670	1,195,690
Corning	42,738	1,217,606
GLOBALFOUNDRIES*	21,870	1,174,200
Roper Technologies	2,286	1,230,439
Splunk*	7,971	1,207,925
TE Connectivity	9,212	1,206,772
		7,232,632
Real Estate — 3.9%
CoStar Group*	14,358	1,192,288

Utilities — 4.0%
FirstEnergy	32,653	1,206,202

Total Common Stock
(Cost $30,108,729)		30,296,105

Total Investments - 99.7%
(Cost $30,108,729)		$30,296,105

Percentages are based on net assets of $30,379,987.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl — Class

VES-QH-001-1100